UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01027

Name of Registrant:	Vanguard World Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2024—March 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Mega Cap Growth Index Fund ETF Shares - MGK

Mega Cap Growth Index Fund Institutional Shares - VMGAX

Vanguard Mega Cap Growth Index Fund

ETF Shares (MGK) NYSE Arca

Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Mega Cap Growth Index Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of March 31, 2025)

Basic Materials	0.4%
Consumer Discretionary	20.5%
Consumer Staples	0.3%
Financials	1.8%
Health Care	6.2%
Industrials	7.8%
Real Estate	1.3%
Technology	60.4%
Telecommunications	1.1%
Other Assets and Liabilities—Net	0.2%

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$22,597
Number of Portfolio Holdings	73
Portfolio Turnover Rate	6%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR3138

Vanguard Mega Cap Growth Index Fund

Institutional Shares (VMGAX)

Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Mega Cap Growth Index Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of March 31, 2025)

Basic Materials	0.4%
Consumer Discretionary	20.5%
Consumer Staples	0.3%
Financials	1.8%
Health Care	6.2%
Industrials	7.8%
Real Estate	1.3%
Technology	60.4%
Telecommunications	1.1%
Other Assets and Liabilities—Net	0.2%

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$22,597
Number of Portfolio Holdings	73
Portfolio Turnover Rate	6%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR838

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended March 31, 2025
Vanguard Mega Cap Growth Index Fund

Contents
Financial Statements	1

Mega Cap Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (0.4%)
	Ecolab Inc.	337,911	85,667
Consumer Discretionary (20.5%)
*	Amazon.com Inc.	9,059,613	1,723,682
*	Tesla Inc.	2,807,574	727,611
	Costco Wholesale Corp.	465,360	440,128
*	Netflix Inc.	451,229	420,785
	McDonald's Corp.	781,820	244,217
*	Uber Technologies Inc.	2,377,115	173,197
	Booking Holdings Inc.	37,526	172,879
	TJX Cos. Inc.	1,309,407	159,486
	Starbucks Corp.	1,343,981	131,831
*	O'Reilly Automotive Inc.	74,692	107,002
*	Chipotle Mexican Grill Inc.	1,801,398	90,448
	Marriott International Inc. Class A	306,015	72,893
*	Airbnb Inc. Class A	563,260	67,287
*	AutoZone Inc.	14,635	55,800
	Hilton Worldwide Holdings Inc.	211,690	48,170
			4,635,416
Consumer Staples (0.3%)
*	Monster Beverage Corp.	1,090,383	63,809
Financials (1.8%)
	S&P Global Inc.	359,244	182,532
	Moody's Corp.	201,524	93,847
	Blackstone Inc.	515,854	72,106
	Aon plc Class A (XNYS)	158,500	63,256
			411,741
Health Care (6.2%)
	Eli Lilly & Co.	875,441	723,035
*	Intuitive Surgical Inc.	398,814	197,521
*	Boston Scientific Corp.	1,698,043	171,299
*	Vertex Pharmaceuticals Inc.	302,123	146,475
	Zoetis Inc.	534,535	88,011
	Stryker Corp.	230,832	85,927
			1,412,268
Industrials (7.8%)
	Visa Inc. Class A	1,780,992	624,167
	Mastercard Inc. Class A	852,098	467,052
*	Boeing Co.	893,938	152,461
	Accenture plc Class A	377,681	117,852
	GE Vernova Inc.	353,149	107,809
	Sherwin-Williams Co.	287,801	100,497
	Automatic Data Processing Inc.	276,645	84,523
	Cintas Corp.	282,618	58,087
	Paychex Inc.	309,369	47,729
			1,760,177
Real Estate (1.3%)
	American Tower Corp.	572,338	124,541
	Equinix Inc.	123,308	100,539
	Welltower Inc.	473,167	72,494
			297,574
Technology (60.4%)
	Apple Inc.	14,589,817	3,240,836
	Microsoft Corp.	7,179,304	2,695,039
	NVIDIA Corp.	22,304,275	2,417,337
	Meta Platforms Inc. Class A	1,699,114	979,301
	Broadcom Inc.	4,781,238	800,523

Mega Cap Growth Index Fund
		Shares	Market Value• ($000)
	Alphabet Inc. Class A	3,378,660	522,476
	Alphabet Inc. Class C	2,706,320	422,808
	Salesforce Inc.	985,169	264,380
*	Palantir Technologies Inc. Class A	2,393,825	202,039
*	Advanced Micro Devices Inc.	1,839,399	188,980
*	Adobe Inc.	483,817	185,558
	Intuit Inc.	301,609	185,185
*	ServiceNow Inc.	231,740	184,498
	Applied Materials Inc.	954,607	138,533
*	Palo Alto Networks Inc.	784,560	133,877
	Lam Research Corp.	1,565,290	113,797
	KLA Corp.	164,215	111,633
*	Crowdstrike Holdings Inc. Class A	301,050	106,144
	Texas Instruments Inc.	572,336	102,849
*	Cadence Design Systems Inc.	366,256	93,150
*	Synopsys Inc.	204,290	87,610
*	AppLovin Corp. Class A	330,443	87,557
*	Autodesk Inc.	301,475	78,926
	Marvell Technology Inc.	1,181,757	72,761
*	Workday Inc. Class A	303,047	70,771
*	MicroStrategy Inc. Class A	198,886	57,333
*	Fortinet Inc.	549,651	52,909
*	Snowflake Inc. Class A	290,865	42,513
			13,639,323
Telecommunications (1.1%)
	T-Mobile US Inc.	540,230	144,085
*	Arista Networks Inc.	1,276,735	98,921
			243,006
Total Common Stocks (Cost $17,354,452)			22,548,981
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund, 4.342% (Cost $43,317)	433,235	43,319
Total Investments (100.0%) (Cost $17,397,769)			22,592,300
Other Assets and Liabilities—Net (0.0%)			4,360
Net Assets (100%)			22,596,660
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2025	115	44,711	(1,107)
E-mini S&P 500 Index	June 2025	11	3,109	(21)
				(1,128)

See accompanying Notes, which are an integral part of the Financial Statements.

Mega Cap Growth Index Fund
Statement of Assets and Liabilities
As of March 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $17,354,452)	22,548,981
Affiliated Issuers (Cost $43,317)	43,319
Total Investments in Securities	22,592,300
Investment in Vanguard	659
Cash	9
Cash Collateral Pledged—Futures Contracts	2,850
Receivables for Accrued Income	1,799
Receivables for Capital Shares Issued	25
Total Assets	22,597,642
Liabilities
Payables for Investment Securities Purchased	234
Payables for Capital Shares Redeemed	15
Payables to Vanguard	709
Variation Margin Payable—Futures Contracts	24
Total Liabilities	982
Net Assets	22,596,660
At March 31, 2025, net assets consisted of:

Paid-in Capital	17,898,076
Total Distributable Earnings (Loss)	4,698,584
Net Assets	22,596,660

ETF Shares—Net Assets
Applicable to 72,939,192 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,513,665
Net Asset Value Per Share—ETF Shares	$308.66

Institutional Shares—Net Assets
Applicable to 135,365 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	82,995
Net Asset Value Per Share—Institutional Shares	$613.12

See accompanying Notes, which are an integral part of the Financial Statements.

Mega Cap Growth Index Fund
Statement of Operations

Six Months Ended March 31, 2025
($000)
Investment Income
Income
Dividends	60,930
Interest[1]	1,217
Securities Lending—Net	1
Total Income	62,148
Expenses
The Vanguard Group—Note B
Investment Advisory Services	258
Management and Administrative—ETF Shares	6,742
Management and Administrative—Institutional Shares	19
Marketing and Distribution—ETF Shares	645
Marketing and Distribution—Institutional Shares	1
Custodian Fees	15
Shareholders’ Reports and Proxy Fees—ETF Shares	867
Shareholders’ Reports and Proxy Fees—Institutional Shares	1
Trustees’ Fees and Expenses	7
Other Expenses	19
Total Expenses	8,574
Net Investment Income	53,574
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	759,003
Futures Contracts	(4,295)
Realized Net Gain (Loss)	754,708
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(1,755,115)
Futures Contracts	(1,723)
Change in Unrealized Appreciation (Depreciation)	(1,756,838)
Net Increase (Decrease) in Net Assets Resulting from Operations	(948,556)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,145, ($7), and ($3), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $903,206 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Mega Cap Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2025	September 1, 2024[1] to September 30, 2024	Year Ended August 31, 2024
	($000)	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	53,574	6,984	91,034
Realized Net Gain (Loss)	754,708	(139,035)	1,969,941
Change in Unrealized Appreciation (Depreciation)	(1,756,838)	672,994	2,793,811
Net Increase (Decrease) in Net Assets Resulting from Operations	(948,556)	540,943	4,854,786
Distributions
ETF Shares	(60,318)	(26,625)	(87,487)
Institutional Shares	(221)	(52)	(179)
Total Distributions	(60,539)	(26,677)	(87,666)
Capital Share Transactions
ETF Shares	563,550	444,833	2,862,049
Institutional Shares	31,542	13,167	1,412
Net Increase (Decrease) from Capital Share Transactions	595,092	458,000	2,863,461
Total Increase (Decrease)	(414,003)	972,266	7,630,581
Net Assets
Beginning of Period	23,010,663	22,038,397	14,407,816
End of Period	22,596,660	23,010,663	22,038,397
1	The fund's fiscal year end has been changed from August 31, to September 30.

See accompanying Notes, which are an integral part of the Financial Statements.

Mega Cap Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	September 1, 2024[1] to September 30, 2024	Year Ended August 31,
					2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$321.87	$314.83	$241.25	$195.20	$248.50	$196.25	$132.22
Investment Operations
Net Investment Income[2]	.736	.099	1.395	1.248	1.151	1.220	1.358
Net Realized and Unrealized Gain (Loss) on Investments	(13.115)	7.315	73.541	46.044	(53.389)	52.279	64.007
Total from Investment Operations	(12.379)	7.414	74.936	47.292	(52.238)	53.499	65.365
Distributions
Dividends from Net Investment Income	(.831)	(.374)	(1.356)	(1.242)	(1.062)	(1.249)	(1.335)
Distributions from Realized Capital Gains	—	—	—	—	—	—	—
Total Distributions	(.831)	(.374)	(1.356)	(1.242)	(1.062)	(1.249)	(1.335)
Net Asset Value, End of Period	$308.66	$321.87	$314.83	$241.25	$195.20	$248.50	$196.25
Total Return	-3.87%	2.35%	31.16%	24.39%	-21.08%	27.41%	49.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,514	$22,954	$21,996	$14,376	$11,168	$12,714	$10,193
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%[3]	0.07%[4]	0.07%[4]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.44%[3]	0.40%[3]	0.51%	0.62%	0.51%	0.58%	0.90%
Portfolio Turnover Rate[5]	6%	6%	14%	7%	5%	8%	6%
1	The fund's fiscal year end has been changed from August 31, to September 30.
2	Calculated based on average shares outstanding.
3	The expense ratio and net investment income ratio for the current period have been annualized.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mega Cap Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	September 1, 2024[1] to September 30, 2024	Year Ended August 31,
					2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$639.36	$625.40	$479.23	$387.74	$493.61	$389.78	$262.63
Investment Operations
Net Investment Income[2]	1.498	.202	2.817	2.517	2.279	2.498	2.707
Net Realized and Unrealized Gain (Loss) on Investments	(26.043)	14.516	146.093	91.475	(106.001)	103.822	127.126
Total from Investment Operations	(24.545)	14.718	148.910	93.992	(103.722)	106.320	129.833
Distributions
Dividends from Net Investment Income	(1.695)	(.758)	(2.740)	(2.502)	(2.148)	(2.489)	(2.683)
Distributions from Realized Capital Gains	—	—	—	—	—	—	—
Total Distributions	(1.695)	(.758)	(2.740)	(2.502)	(2.148)	(2.489)	(2.683)
Net Asset Value, End of Period	$613.12	$639.36	$625.40	$479.23	$387.74	$493.61	$389.78
Total Return	-3.86%	2.35%	31.17%	24.41%	-21.07%	27.43%	49.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$83	$57	$43	$32	$27	$46	$81
Ratio of Total Expenses to Average Net Assets	0.06%[3]	0.06%[3]	0.06%[4]	0.06%[4]	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	0.45%[3]	0.42%[3]	0.52%	0.63%	0.50%	0.62%	0.91%
Portfolio Turnover Rate[5]	6%	6%	14%	7%	5%	8%	6%
1	The fund's fiscal year end has been changed from August 31, to September 30.
2	Calculated based on average shares outstanding.
3	The expense ratio and net investment income ratio for the current period have been annualized.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mega Cap Growth Index Fund
Notes to Financial Statements
Vanguard Mega Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
In July 2024, the board of trustees approved a change in the fund’s fiscal year end from August 31 to September 30.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.

Mega Cap Growth Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2025, the fund had contributed to Vanguard capital in the amount of $659,000, representing less than 0.01% of the fund’s net assets and 0.26% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of March 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	17,405,204
Gross Unrealized Appreciation	5,441,689
Gross Unrealized Depreciation	(255,721)
Net Unrealized Appreciation (Depreciation)	5,185,968
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2024, the fund had available capital losses totaling $1,236,986,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended March 31, 2025, the fund purchased $1,577,848,000 of investment securities and sold $1,544,299,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $2,127,624,000 and $1,566,273,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2025, such purchases were $241,779,000 and sales were $333,894,000, resulting in net realized loss of $47,584,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Mega Cap Growth Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2025		September 1, 2024[1] to September 30, 2024		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	2,149,199	6,450	622,447	2,025	6,547,651	23,200
Issued in Lieu of Cash Distributions	—	—	—	—	—	—
Redeemed	(1,585,649)	(4,825)	(177,614)	(575)	(3,685,602)	(12,925)
Net Increase (Decrease)—ETF Shares	563,550	1,625	444,833	1,450	2,862,049	10,275
Institutional Shares
Issued	36,897	54	13,171	21	3,987	7
Issued in Lieu of Cash Distributions	221	—	52	—	178	—
Redeemed	(5,576)	(8)	(56)	—	(2,753)	(5)
Net Increase (Decrease)—Institutional Shares	31,542	46	13,167	21	1,412	2
1	The fund's fiscal year end has been changed from August 31, to September 30.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q8382 052025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard World Fund (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	239,097,313,713	5,464,358,789	N/A	N/A
Mark Loughridge	238,266,264,307	6,295,408,196	N/A	N/A
Scott C. Malpass	238,544,140,941	6,017,531,562	N/A	N/A
John Murphy	239,447,624,239	5,114,048,264	N/A	N/A
Lubos Pastor	239,222,454,573	5,339,217,930	N/A	N/A
Rebecca Patterson	239,613,081,965	4,948,590,538	N/A	N/A
André F. Perold	238,952,279,006	5,609,393,497	N/A	N/A
Salim Ramji	239,047,963,660	5,513,708,843	N/A	N/A
Sarah Bloom Raskin	238,738,850,776	5,822,821,726	N/A	N/A
Grant Reid	239,264,336,712	5,297,335,790	N/A	N/A
David Thomas	238,826,492,398	5,735,180,105	N/A	N/A
Barbara Venneman	239,485,004,610	5,076,667,893	N/A	N/A
Peter F. Volanakis	238,488,102,241	6,073,570,261	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – Mega Cap Growth Index Fund

The board of trustees of Vanguard Mega Cap Growth Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’ ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 22, 2025

VANGUARD WORLD FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 22, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.